 As filed with the Securities and Exchange Commission on January 5, 2021

Securities Act Registration No. 333-41461

Investment Company Act Reg. No. 811-08529

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 86	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 89	[X]

(Check appropriate box or boxes.)

MONTEAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

2001 Park Place, Suite 525, Birmingham, AL 35203

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2001 Park Place, Suite 525 Birmingham, AL 35203	C. Richard Ropka, Esq. Ropka Law, LLC 215 Fries Mill Road Turnersville, NJ 08012

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)

|X|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 86 to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Abilene, State of Texas, on the 5th day of January, 2021.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	1/5/2021
Paul B. Ordonio		Date

/s/ Bob Anastasi	Treasurer	1/5/2021
Bob Anastasi		Date

*	Trustee	1/5/2021
Larry Joe Anderson		Date

*	Trustee	1/5/2021
David. J. Gruber		Date

*	Trustee	1/5/2021
Jeffrey W. Wallace		Date

*By: /s/ Paul B. Ordonio		1/5/2021
Paul B. Ordonio, Attorney-in-Fact		Date

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase